Segments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 GBP (£)
Retail Banking [member]
Disclosure of operating segments [line items]
Turnover from Small business customers	£ 6,500,000
Commercial Banking [member]
Disclosure of operating segments [line items]
Turnover from Small business customers	6,500,000
Global Corporate Banking [member]
Disclosure of operating segments [line items]
Turnover from Small business customers	£ 500,000,000